Intangible assets - Other intangible assets (Details) - GBP (£)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Intangible assets
Intangible assets and goodwill	£ 871,529,000	£ 743,278,000	£ 812,252,000	£ 754,467,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,409,586,000	1,219,466,000	1,418,399,000	1,299,307,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(538,057,000)	(476,188,000)	(606,147,000)	(544,840,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	4,939,000	5,614,000	5,294,000	5,027,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	19,516,000	18,817,000	17,291,000	16,644,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000		2,103,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(14,577,000)	£ (13,203,000)	(11,997,000)	£ (11,617,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	£ (2,101,000)		£ (2,067,000)